RESTRUCTURING (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) employee
Restructuring and Related Activities [Abstract]
Restructuring and Related Cost, Number of Positions Eliminated | employee	19
Restructuring Costs	$ 1.1
Restructuring Reserve	$ 0.5
Restructuring and Related Activities, Completion Date	Feb. 28, 2019